Financial assets, liabilities and financial results (telecom activities) - Net financial debt - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating segments [member] | Telecom activities, operating segment [member] | Currency swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect	€ 694	€ 657	€ 251